Financial risk management - Summary of Financial Liabilities Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	S/ 102,288	S/ 145,395
Net amounts of financial liabilities presented in the consolidated statement of financial position	102,288	145,395
Financial instruments (including non-cash guarantees)	(30,231)	(65,099)
Cash guarantees pledged	(21,568)	(24,725)
Net amount	50,489	55,571
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	102,288	145,395
Net amounts of financial liabilities presented in the consolidated statement of financial position	102,288	145,395
Financial instruments (including non-cash guarantees)	(30,231)	(65,099)
Cash guarantees pledged	(21,568)	(24,725)
Net amount	S/ 50,489	S/ 55,571